NOTES PAYABLE - Equipment Note Payable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Nov. 18, 2014
Short-term Debt [Line Items]
Payments of notes payable	$ 99,659	$ 800
Notes Payable | Equipment Note Payable
Short-term Debt [Line Items]
Debt, face amount				1,838
Stated interest rate				8.00%
Payments of notes payable			184
Monthly principal and interest payments			$ 144